SHARE CAPITAL 07/31/17 (Detail) - Summary Of Warrants Outstanding And Issuable - $ / shares	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Warrants 1 [Member]
Outstanding Stock Options	730,848	730,848
Exercise Price	$ 0.22	$ 0.22
Expiry Date	Dec. 31, 2018	Dec. 31, 2018
Warrants 2 [Member]
Outstanding Stock Options	242,545	242,545
Exercise Price	$ 0.23	$ 0.23
Expiry Date	Dec. 31, 2018	Dec. 31, 2018
Warrants 3 [Member]
Outstanding Stock Options	194,344	194,344
Exercise Price	$ 0.24	$ 0.24
Expiry Date	Dec. 31, 2018	Dec. 31, 2018
Warrants 4 [Member]
Outstanding Stock Options	37,203	37,203
Exercise Price	$ 0.245	$ 0.245
Expiry Date	Dec. 31, 2018	Dec. 31, 2018
Warrants 5 [Member]
Outstanding Stock Options	393,058	393,058
Exercise Price	$ 0.255	$ 0.255
Expiry Date	Dec. 31, 2018	Dec. 31, 2018
Warrants 6 [Member]
Outstanding Stock Options	192,206	192,206
Exercise Price	$ 0.259	$ 0.259
Expiry Date	Dec. 31, 2018	Dec. 31, 2018
Warrants 7 [Member]
Outstanding Stock Options	126,843	126,843
Exercise Price	$ 0.265	$ 0.265
Expiry Date	Dec. 31, 2018	Dec. 31, 2018
Warrants 8 [Member]
Outstanding Stock Options	198,750	198,750
Exercise Price	$ 0.272	$ 0.272
Expiry Date	Dec. 31, 2018	Dec. 31, 2018
Warrants 9 [Member]
Outstanding Stock Options	95,781	95,781
Exercise Price	$ 0.291	$ 0.291
Expiry Date	Dec. 31, 2018	Dec. 31, 2018
Warrants 10 [Member]
Outstanding Stock Options	100,373	100,373
Exercise Price	$ 0.295	$ 0.295
Expiry Date	Dec. 31, 2018	Dec. 31, 2018
Warrants 11 [Member]
Outstanding Stock Options	101,095	101,095
Exercise Price	$ 0.298	$ 0.298
Expiry Date	Dec. 31, 2018	Dec. 31, 2018
Warrants 12 [Member]
Outstanding Stock Options	49,294	49,294
Exercise Price	$ 0.299	$ 0.299
Expiry Date	Dec. 31, 2018	Dec. 31, 2018
Warrants 13 [Member]
Outstanding Stock Options	150,246	150,246
Exercise Price	$ 0.31	$ 0.31
Expiry Date	Dec. 31, 2018	Dec. 31, 2018
Warrants 14 [Member]
Outstanding Stock Options	58,496	58,496
Exercise Price	$ 0.335	$ 0.335
Expiry Date	Dec. 31, 2018	Dec. 31, 2018
Warrants 15 [Member]
Outstanding Stock Options	30,139	30,139
Exercise Price	$ 0.405	$ 0.405
Expiry Date	Dec. 31, 2018	Dec. 31, 2018
Warrants 16 [Member]
Outstanding Stock Options	40,761	40,761
Exercise Price	$ 0.46	$ 0.46
Expiry Date	Dec. 31, 2018	Dec. 31, 2018
Warrants 17 [Member]
Outstanding Stock Options	25,621	25,621
Exercise Price	$ 0.47	$ 0.47
Expiry Date	Dec. 31, 2018	Dec. 31, 2018
Warrants 18 [Member]
Outstanding Stock Options	63,756	32,329
Exercise Price	$ 0.475	$ 0.475
Expiry Date	Dec. 31, 2018	Dec. 31, 2018
Warrants 19 [Member]
Outstanding Stock Options	24,344	1,550,000
Exercise Price	$ 0.54	$ 0.4
Expiry Date	Dec. 31, 2018	Jan. 31, 2019
Warrants 20 [Member]
Outstanding Stock Options	1,550,000
Exercise Price	$ 0.4
Expiry Date	Jan. 31, 2019